FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Fair value by hierarchy (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Money market funds | Level 1
Fair value by hierarchy
Financial assets at fair value		$ 562,380
Mutual funds | Level 1
Fair value by hierarchy
Financial assets at fair value	$ 421,572	2,913,519
Other Investment | Level 1
Fair value by hierarchy
Financial assets at fair value	3,580,328	1,490,086
Other Investment | Level 2
Fair value by hierarchy
Financial assets at fair value		$ 732,405
US Treasury bills | Level 1
Fair value by hierarchy
Financial assets at fair value	$ 8,941,972